AB Equity Income Fund

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 30.5%
IT Services – 2.3%
Mastercard, Inc. - Class A	26,930	$9,716,883
Paychex, Inc.	22,340	2,659,800

		12,376,683

Semiconductors & Semiconductor Equipment – 6.1%
Broadcom, Inc.	25,510	14,985,594
KLA Corp.	7,436	2,591,446
NVIDIA Corp.	24,420	5,954,817
NXP Semiconductors NV	17,530	3,332,804
Texas Instruments, Inc.	33,426	5,682,086

		32,546,747

Software – 12.9%
Citrix Systems, Inc.	25,300	2,593,250
Microsoft Corp.	167,530	50,056,289
NortonLifeLock, Inc.	292,030	8,463,029
Oracle Corp.	111,380	8,461,538

		69,574,106

Technology Hardware, Storage & Peripherals – 9.2%
Apple, Inc.	209,650	34,617,408
Seagate Technology Holdings PLC	74,610	7,696,768
Western Digital Corp.(a)	142,410	7,254,365

		49,568,541

		164,066,077

Health Care – 13.4%
Health Care Equipment & Supplies – 3.7%
Medtronic PLC	157,950	16,583,171
Zimmer Biomet Holdings, Inc.	23,660	3,009,315

		19,592,486

Health Care Providers & Services – 2.0%
UnitedHealth Group, Inc.	22,900	10,897,423

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	11,650	6,337,600

Pharmaceuticals – 6.5%
Merck & Co., Inc.	127,254	9,745,111
Roche Holding AG (Sponsored ADR)	388,680	18,357,357
Sanofi (ADR)	133,940	7,025,153

		35,127,621

		71,955,130

Financials – 12.6%
Banks – 4.6%
Wells Fargo & Co.	462,490	24,683,091

Capital Markets – 4.2%
Ameriprise Financial, Inc.	28,322	8,490,652
Morgan Stanley	152,909	13,874,963

		22,365,615

Company	Shares	U.S. $ Value

Insurance – 3.8%
Everest Re Group Ltd.	9,260	$2,761,517
MetLife, Inc.	264,890	17,893,320

		20,654,837

		67,703,543

Consumer Staples – 9.6%
Beverages – 4.9%
Coca-Cola Co. (The)	249,940	15,556,266
Molson Coors Beverage Co. - Class B	133,080	6,944,114
PepsiCo, Inc.	22,748	3,724,757

		26,225,137

Food & Staples Retailing – 2.9%
Walmart, Inc.	117,350	15,861,026

Food Products – 0.8%
General Mills, Inc.	60,230	4,061,309

Household Products – 1.0%
Procter & Gamble Co. (The)	36,377	5,670,811

		51,818,283

Industrials – 8.5%
Aerospace & Defense – 3.6%
L3Harris Technologies, Inc.	37,910	9,565,072
Northrop Grumman Corp.	21,930	9,696,130

		19,261,202

Industrial Conglomerates – 0.4%
General Electric Co.	22,376	2,137,132

Machinery – 0.5%
Oshkosh Corp.	24,494	2,719,814

Professional Services – 1.8%
Robert Half International, Inc.	79,465	9,558,845

Road & Rail – 1.2%
CSX Corp.	196,841	6,674,878

Trading Companies & Distributors – 1.0%
WW Grainger, Inc.	11,001	5,248,137

		45,600,008

Consumer Discretionary – 7.1%
Automobiles – 1.7%
Ford Motor Co.	363,879	6,389,715
Stellantis NV	147,587	2,697,890

		9,087,605

Hotels, Restaurants & Leisure – 0.6%
Restaurant Brands International, Inc.	60,270	3,373,915

Household Durables – 0.9%
PulteGroup, Inc.	101,990	5,064,823

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 2.3%
eBay, Inc.	223,330	$12,191,585

Specialty Retail – 1.6%
Home Depot, Inc. (The)	18,659	5,893,072
Williams-Sonoma, Inc.	17,022	2,465,807

		8,358,879

		38,076,807

Communication Services – 6.1%
Diversified Telecommunication Services – 6.1%
Comcast Corp. - Class A	279,890	13,087,656
Deutsche Telekom AG (Sponsored ADR)	692,380	12,393,602
Verizon Communications, Inc.	140,150	7,521,851

		33,003,109

Utilities – 3.7%
Electric Utilities – 3.7%
Alliant Energy Corp.	91,570	5,347,688
American Electric Power Co., Inc.	163,580	14,828,527

		20,176,215

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Campus Communities, Inc.	93,390	5,025,316
Cousins Properties, Inc.	143,530	5,544,564
CubeSmart	71,660	3,454,728
Physicians Realty Trust	138,610	2,253,799
Sun Communities, Inc.	20,960	3,793,760

		20,072,167

Energy – 3.5%
Energy Equipment & Services – 0.7%
Baker Hughes Co. - Class A	129,320	3,799,421

Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp.	64,720	9,319,680
Valero Energy Corp.	67,280	5,618,553

		14,938,233

		18,737,654

Materials – 1.1%
Chemicals – 1.1%
Celanese Corp. - Class A	44,028	6,132,220

Total Common Stocks (cost $398,721,800)		537,341,213

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $572,859)	572,859	572,859

Company	U.S. $ Value

Total Investments – 99.9% (cost $399,294,659)(e)	$537,914,072
Other assets less liabilities – 0.1%	759,867

Net Assets – 100.0%	$538,673,939

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,900,920 and gross unrealized depreciation of investments was $(9,281,507), resulting in net unrealized appreciation of $138,619,413.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$537,341,213	$—	$—	$537,341,213
Short-Term Investments	572,859	—	—	572,859

Total Investments in Securities	537,914,072	—	—	537,914,072
Other Financial Instruments(b)	—	—	—	—

Total	$537,914,072	$—	$—	$537,914,072

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,708	$16,825	$17,960	$573	$0	**
Government Money Market Portfolio*	3,019	21,640	24,659	0	0	**
Total	$4,727	$38,465	$42,619	$573	$0	**

*	Investments of cash collateral for securities lending transactions

**	Amount less than $500.